Tax on Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Tax on Income (Details) [Line Items]
Corporate tax rate	23.00%	23.00%
Carry forward tax losses	$ 21,908
Israeli [Member]
Tax on Income (Details) [Line Items]
Carry forward tax losses	$ 13,540,000